Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 735,333	$ 723,586	$ 617,634
Net carrying value of sold on fixed assets	22,593	70,644
Loss on sale of fixed assets	$ 1,767
Gain on disposal of fixed assets		$ 654,138